Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Summary of Carrying Value and Fair Value of Financial Instruments
The following table provides the carrying value and the fair value of financial instruments at December 31, 2018 and December 31, 2017:

	December 31, 2018		December 31, 2017
	Carrying amount	Fair value	Carrying amount	Fair value
Financial Assets
Fair value through OCI
Marketable securities	$2,572	$2,572	$5,010	$5,010
Amortized cost
Cash and cash equivalents	286,312	286,312	479,501	479,501
Term deposit	6,646	6,646	5,508	5,508
Restricted cash	13,745	13,745	12,927	12,927
Accounts receivable and other	46,196	46,196	33,627	33,627
Other assets	3,924	3,924	4,900	4,900
Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	140,878	140,878	110,541	110,541
Debt	$595,977	$549,606	$593,783	$595,698